Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE(1)
Year (a)	Summary Compensation Table (“SCT”) Total for PEO (1) (b)	Compensation Actually Paid to PEO (1)(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1)(2) (e)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (TSR) (3) (f)	Net Income (4) (g)
2025	$5,106,719	$4,792,453	$1,202,678	$1,141,537	$39.76	$17,574,000
2024	$4,957,496	$4,831,969	$1,174,932	$1,156,346	$(17.18)	$33,741,000
2023	$4,304,928	$4,395,683	$1,048,890	$1,061,488	$(1.51)	$(39,587,000)

Named Executive Officers, Footnote	J.C. Butler, Jr. was our principal executive officer (“PEO”) for the full year for each covered year. Carroll L. Dewing and John D. Neumann were our non-PEO named executive officers for each covered year. The information in columns (b) and (d) of this PVP Table comes directly from this and prior years' Summary Compensation Tables, without adjustment.
PEO Total Compensation Amount	$ 5,106,719	$ 4,957,496	$ 4,304,928
PEO Actually Paid Compensation Amount	$ 4,792,453	4,831,969	4,395,683
Adjustment To PEO Compensation, Footnote	For 2025, in determining both the "compensation actually paid" ("CAP") to our PEO and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2025
For J.C. Butler, Jr.:
minus SCT “Stock Awards” column value	$(2,257,721)
plus year-end fair value of outstanding equity awards granted in Covered Year	$1,943,455
For Non-PEO Named Executive Officers (Average):
minus change in actuarial present value of pension benefits	$(14,702)
minus SCT “Stock Awards” column value	$(333,617)
plus year-end fair value of outstanding equity awards granted in Covered Year	$287,178

Please note that, while similar adjustment information was provided in our 2025 proxy statement for 2023 and 2024, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our stockholders' understanding of the information reported in the PVP table for 2025 or the relationship disclosures provided below.

Non-PEO NEO Average Total Compensation Amount	$ 1,202,678	1,174,932	1,048,890
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,141,537	1,156,346	1,061,488
Adjustment to Non-PEO NEO Compensation Footnote	For 2025, in determining both the "compensation actually paid" ("CAP") to our PEO and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2025
For J.C. Butler, Jr.:
minus SCT “Stock Awards” column value	$(2,257,721)
plus year-end fair value of outstanding equity awards granted in Covered Year	$1,943,455
For Non-PEO Named Executive Officers (Average):
minus change in actuarial present value of pension benefits	$(14,702)
minus SCT “Stock Awards” column value	$(333,617)
plus year-end fair value of outstanding equity awards granted in Covered Year	$287,178

Please note that, while similar adjustment information was provided in our 2025 proxy statement for 2023 and 2024, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our stockholders' understanding of the information reported in the PVP table for 2025 or the relationship disclosures provided below.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table

Consolidated Operating Profit
Consolidated ROTCE

Total Shareholder Return Amount	$ 39.76	(17.18)	(1.51)
Net Income (Loss)	$ 17,574,000	$ 33,741,000	$ (39,587,000)
PEO Name	J.C. Butler, Jr.
Additional 402(v) Disclosure	For each covered year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value of $1.00 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2022 through and including the last day of the covered year (each one-year, two-year and three-year period, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period ($38.00 per share). Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the covered year-end values of such investment as of the end of 2025, 2024, and 2023, as applicable. Because covered years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.Net income is calculated in accordance with U.S. generally accepted accounting principles.
Common Stock, Par Value	$ 1.00	$ 1.00	$ 1.00
Closing Stock Price at the Beginning of the Measurement Period				$ 38.00
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Operating Profit
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated ROTCE
PEO | Adjustment To SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,257,721)
PEO | Adjustment To Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,943,455
Non-PEO NEO | Adjustment To SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(333,617)
Non-PEO NEO | Adjustment To Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,178
Non-PEO NEO | Adjustment to Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,702)